Borrowings - Brazilian Subsidiaries (Details) $ in Thousands, R$ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Apr. 30, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Total borrowings | $	$ 1,007,752			$ 817,651	$ 971,090
Brazilian Subsidiaries | Banco do Brasil / Itaú BBA (FINEM)
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 273.0
Total borrowings	$ 52,320	R$ 273.0		4,750
Interest rate on borrowings (as a percent)	4.68%	4.68%
Brazilian Subsidiaries | Certificados Recebíveis do Agronegócio (CRA)
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 400.0
Total borrowings	$ 76,660	R$ 400.0		83,680
Brazilian Subsidiaries | Certificados Recebíveis do Agronegócio (CRA) | IPCA
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	3.80%	3.80%
Brazilian Subsidiaries | Debênture
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 400.0
Total borrowings	$ 76,660	R$ 400.0		80,100
Brazilian Subsidiaries | Debênture | IPCA
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	4.24%	4.24%
Brazilian Subsidiaries | Banco do Brasil (CCB)
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 30.0
Total borrowings	$ 5,750	R$ 30.0		5,480
Brazilian Subsidiaries | Banco do Brasil (CCB) | CDI Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	2.32%	2.32%
Brazilian Subsidiaries | Banco Itaú BBA (NCR)
Disclosure of detailed information about borrowings [line items]
Nominal amount		R$ 20.0
Total borrowings	$ 3,830	R$ 20.0		$ 0
Interest rate on borrowings (as a percent)	13.23%	13.23%	13.23%